Share-based compensation (Schedule of range of exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	2,710,414	2,484,107	2,182,970
Weighted average exercise price	$ 8.34	$ 7.42	$ 7.23
Range of exercise prices $3.76 - $5.26 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	292,198	361,658
Weighted average remaining contractual life (years)	1 year 1 month 24 days	2 years 1 month 24 days
Weighted average exercise price	$ 3.76	$ 3.76
Number of options exercisable | Share	290,732	361,658
Weighted average share price at exercise date	$ 3.76	$ 3.76
Range of exercise prices $3.76 - $5.26 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.76	3.76
Range of exercise prices $3.76 - $5.26 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 5.26	$ 5.26
Range of exercise prices $5.27 - $7.13 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	503,099
Weighted average remaining contractual life (years)	4 years 1 month 28 days
Weighted average exercise price	$ 6.75
Number of options exercisable | Share	273,014
Weighted average share price at exercise date	$ 6.75
Range of exercise prices $5.27 - $7.13 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	5.27
Range of exercise prices $5.27 - $7.13 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 7.13
Range of exercise prices $7.14 - $8.71 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	687,508
Weighted average remaining contractual life (years)	5 years 1 month 24 days
Weighted average exercise price	$ 7.5
Number of options exercisable | Share	164,283
Weighted average share price at exercise date	$ 7.5
Range of exercise prices $7.14 - $8.71 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	7.14
Range of exercise prices $7.14 - $8.71 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 8.71
Range of exercise prices $8.72 - $10.60 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	459,772
Weighted average remaining contractual life (years)	2 years 8 months 23 days
Weighted average exercise price	$ 10.13
Number of options exercisable | Share	458,500
Weighted average share price at exercise date	$ 10.13
Range of exercise prices $8.72 - $10.60 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	8.72
Range of exercise prices $8.72 - $10.60 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.6
Range of exercise prices $10.61 - $13.50 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	767,837
Weighted average remaining contractual life (years)	6 years 1 month 13 days
Weighted average exercise price	$ 10.81
Number of options exercisable | Share	0
Weighted average share price at exercise date	$ 0
Range of exercise prices $10.61 - $13.50 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	10.61
Range of exercise prices $10.61 - $13.50 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 13.5
Range of exercise prices $5.27 - $6.90 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		631,984
Weighted average remaining contractual life (years)		5 years 1 month 28 days
Weighted average exercise price		$ 6.75
Number of options exercisable | Share		152,408
Weighted average share price at exercise date		$ 6.75
Range of exercise prices $5.27 - $6.90 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		5.27
Range of exercise prices $5.27 - $6.90 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 6.9
Range of exercise prices $6.91 - $8.71 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		866,543
Weighted average remaining contractual life (years)		6 years 1 month 24 days
Weighted average exercise price		$ 7.5
Number of options exercisable | Share		0
Weighted average share price at exercise date		$ 0
Range of exercise prices $6.91 - $8.71 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		6.91
Range of exercise prices $6.91 - $8.71 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 8.71
Range of exercise prices $8.72 - $10.17 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		365,988
Weighted average remaining contractual life (years)		4 years 1 month 28 days
Weighted average exercise price		$ 9.92
Number of options exercisable | Share		223,287
Weighted average share price at exercise date		$ 9.92
Range of exercise prices $8.72 - $10.17 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		8.72
Range of exercise prices $8.72 - $10.17 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 10.17
Range of exercise prices $10.18 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		257,934
Weighted average remaining contractual life (years)		3 years 1 month 24 days
Weighted average exercise price		$ 10.42
Number of options exercisable | Share		257,934
Weighted average share price at exercise date		$ 10.42
Range of exercise prices $10.18 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		10.18
Range of exercise prices $10.18 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 10.42